GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Payroll, consulting and benefits	$ 8,248	$ 6,272
Capital market	11,519	6,323
Office and administration	2,945	3,731
Professional and consulting fees	4,918	2,142
Investor relations	1,896	984
Marketing media	1,895	881
Business development	896	654
Listing fees	271	354
General and administrative costs	$ 32,588	$ 21,341